Share Capital - Treasury shares (Details) - shares	Jun. 30, 2024	Apr. 04, 2024	Feb. 21, 2024	Jun. 30, 2023
Lydenburg Exploration Limited | Ordinary shares | Total for all subsidiaries
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	335			335
Kalgold Share Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	47,046			47,046
Harmony ESOP Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)		12,651,525
Harmony Gold Community Trust | Convertible preference shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,866,103		2,466,103	4,400,000
Harmony Gold ESOP Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	12,651,525			0